Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Disclosure of key management personnel compensation
For each of the periods presented, the following compensation was granted to the members of the Leadership Team of the Company and were recognized as expense:

	Year ended December 31,
(in thousands of euro)	2023	2024	2025
Personnel expenses and other short-term employee benefits	2,856	3,835	3,490
Extra pension benefits	33	166	(37)
Share-based compensation	2,081	2,302	925
Advisory fees	471	—	—
Executive Committee & Board members compensation	5,441	6,303	4,377

Disclosure of transactions between related parties	The payments between the two companies as well as the liabilities and receivables as of December 31, 2025 are as follows:

	As of December 31, 2025
(in thousands of euros)	Payments	Upcoming payments
Collection (AstraZeneca towards the Company) / Receivables	2,003	565
Payments (the Company towards AstraZeneca) / Liabilities	(4,978)	(1,568)
Total	(2,975)	(1,003)
Sanofi invested €15.0 million in capital on April 23, 2025, representing 9.05% of total shares. Sanofi is related to the company through two collaboration agreements. With the exception of the capital investment, the company had no financial transactions during the 2025 financial year.
Other balance sheet items relating to related parties are disclosed in Note 13.